Acquisitions	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
ACQUISITIONS
NOTE 5. ACQUISITIONS
For each of the acquisitions described below, the estimates of the fair values of the net assets acquired have been finalized and all measurement period adjustments are complete.
Auxilium Pharmaceuticals, Inc.
On January 29, 2015 (the Auxilium Acquisition Date), the Company acquired all of the outstanding shares of common stock of Auxilium, a fully integrated specialty biopharmaceutical company in the men’s healthcare sector with a strategically focused product portfolio and pipeline in orthopedics, dermatology and other therapeutic areas, in a cash and stock transaction valued at $2.6 billion. The consideration included 18,609,835 ordinary shares valued at $1.52 billion.
The operating results of Auxilium are included in the accompanying Consolidated Statements of Operations for the years ended December 31, 2017 and 2016 and the operating results from the acquisition date of January 29, 2015 are included in the accompanying Consolidated Statements of Operations for the year ended December 31, 2015. The Consolidated Balance Sheets as of December 31, 2017 and 2016 reflect the acquisition of Auxilium. Our measurement period adjustments for Auxilium were complete as of December 31, 2015.
The Company recognized no acquisition-related transaction costs associated with the Auxilium acquisition during the years ended December 31, 2017 and 2016. The Company recognized acquisition-related transaction costs associated with the Auxilium acquisition during the year ended December 31, 2015 totaling $23.1 million. These costs, which related primarily to bank fees, legal and accounting services and fees for other professional services, are included in Acquisition-related and integration items in the accompanying Consolidated Statements of Operations.
The amounts of Auxilium Revenue and Net loss included in the Company’s Consolidated Statements of Operations from and including January 29, 2015 to December 31, 2015 are as follows (in thousands, except per share data):

Revenue	$341,520
Net loss attributable to Endo International plc (1)	$(469,986)
Basic and diluted net loss per share	$(2.38)
__________

(1)
Net loss attributable to Endo International plc does not include any portion of the goodwill impairment charges recorded during 2015 since it is not possible to distinguish the amount of the charges directly attributable to Auxilium.

The following supplemental unaudited pro forma information presents the financial results as if the acquisition of Auxilium had occurred on January 1, 2015 for the year ended December 31, 2015. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2015, nor is it indicative of any future results.

2015
Unaudited pro forma consolidated results (in thousands, except per share data):
Revenue	$3,292,293
Net loss attributable to Endo International plc	$(1,513,625)
Basic and diluted net loss per share	$(7.68)

These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of Auxilium to reflect factually supportable adjustments that give effect to events that are directly attributable to the Auxilium acquisition assuming the Auxilium acquisition had occurred on January 1, 2015. These adjustments mainly include adjustments to interest expense and additional intangible amortization. The adjustments to interest expense, net of tax, related to borrowings to finance the acquisition increased the expense by $1.1 million for the year ended December 31, 2015. In addition, the adjustments include additional intangible amortization, net of tax, which would have been charged assuming the Company’s estimated fair value of the intangible assets. The adjustment to the amortization expense for the year ended December 31, 2015 increased the expense by $6.2 million.
Acquisition of Par Pharmaceutical Holdings, Inc.
On September 25, 2015 (Par Acquisition Date), the Company acquired Par Pharmaceutical Holdings, Inc., a specialty pharmaceutical company that develops, licenses, manufactures, markets and distributes innovative and cost-effective pharmaceuticals with a focus on high-barrier-to-entry products and first-to-file or first-to-market opportunities, for total consideration of $8.14 billion, including the assumption of Par debt. The consideration included 18,069,899 of the Company’s ordinary shares valued at $1.33 billion.
The operating results of Par are included in the accompanying Consolidated Statements of Operations for the years ended December 31, 2017 and 2016 and the operating results from the acquisition date of September 25, 2015 are included in the accompanying Consolidated Statements of Operations for the year ended December 31, 2015. The Consolidated Balance Sheets as of December 31, 2017 and 2016 reflect the acquisition of Par. Our measurement period adjustments for Par were complete as of September 30, 2016.
The Company recognized acquisition-related transaction costs associated with the Par acquisition during the year ended December 31, 2015 totaling $46.3 million. These costs, which related primarily to bank fees, legal and accounting services and fees for other professional services, are included in Acquisition-related and integration items in the accompanying Consolidated Statements of Operations.
The amounts of Par revenue and Net loss attributable to Endo International plc included in the Company’s Consolidated Statements of Operations for the year ended December 31, 2015 from and including September 25, 2015 to December 31, 2015 are as follows (in thousands, except per share data):

Revenue	$401,238
Net loss attributable to Endo International plc	$(4,348)
Basic and diluted net loss per share	$(0.02)

The following supplemental unaudited pro forma information presents the financial results as if the acquisition of Par had occurred on January 1, 2015 for the year ended December 31, 2015. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2015, nor is it indicative of any future results.

2015
Unaudited pro forma consolidated results (in thousands, except per share data):
Revenue	$4,268,110
Net loss attributable to Endo International plc	$(1,594,130)
Basic and diluted net loss per share	$(8.09)

These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of Par to reflect factually supportable adjustments that give effect to events that are directly attributable to the Par acquisition assuming the Par acquisition had occurred on January 1, 2015. These adjustments mainly include adjustments to interest expense and additional intangible amortization. The adjustments to interest expense, net of tax, related to borrowings to finance the acquisition increased the expense by $11.7 million for the year ended December 31, 2015. In addition, the adjustments include additional intangible amortization, net of tax, which would have been charged assuming the Company’s estimated fair value of the intangible assets. The adjustment to the amortization expense for the year ended December 31, 2015 increased the expense by $129.2 million.
Aspen Holdings
On October 1, 2015, the Company acquired a broad portfolio of branded and generic injectable and established products focused on pain, anti-infectives, cardiovascular and other specialty therapeutic areas from a subsidiary of Aspen Pharmacare Holdings Ltd, a leading publicly-traded South African company that supplies branded and generic products in more than 150 countries, and from GlaxoSmithKline plc (GSK) for total consideration of approximately $135.6 million. The Company accounted for this transaction as a business combination in accordance with the relevant accounting literature. The transaction expanded the Company’s presence in South Africa. These products were incorporated into our Litha business, which was subsequently sold in July 2017.
Until sold, the operating results of the Aspen Asset Acquisition were included in the accompanying Consolidated Statements of Operations for the years ended December 31, 2017 and 2016 and the operating results from the acquisition date of October 1, 2015 are included in the accompanying Consolidated Statements of Operations for the year ended December 31, 2015. Our measurement period adjustments for the Aspen Asset Acquisition were complete as of September 30, 2016.
Pro forma results of operations have not been presented because the effect of the Aspen Asset Acquisition was not material.
VOLTAREN® Gel
The Company had exclusive U.S. marketing rights to VOLTAREN® Gel through June 30, 2016 pursuant to a License and Supply Agreement entered into in 2008 with and among Novartis AG and Novartis Consumer Health, Inc. (the 2008 VOLTAREN® Gel Agreement). On December 11, 2015, the Company, Novartis AG and Sandoz Inc. entered into a new License and Supply Agreement (the 2015 VOLTAREN® Gel Agreement) whereby the Company licensed exclusive U.S. marketing and license rights to commercialize VOLTAREN® Gel and to launch an authorized generic of VOLTAREN® Gel effective July 1, 2016. Pursuant to the 2015 VOLTAREN® Gel Agreement, the former 2008 VOLTAREN® Gel Agreement expired on June 30, 2016 in accordance with its terms.
The Company accounted for this transaction as a business combination as of the effective date in accordance with the relevant accounting literature. The Company acquired the product for consideration of approximately $162.7 million, consisting of an upfront payment of $16.2 million and contingent cash consideration with an acquisition-date fair value of approximately $146 million, including the impact of a measurement period adjustment recorded during the fourth quarter of 2016. See Note 7. Fair Value Measurements for further discussion of this contingent consideration.
The preliminary fair values of the net identifiable assets acquired totaled approximately $162.7 million, resulting in no goodwill. The amount of net identifiable assets acquired in connection with the VOLTAREN® Gel acquisition includes approximately $162.7 million of identifiable developed technology intangible assets to be amortized over an average life of approximately 7 years. Our measurement period adjustments for the acquisition of VOLTAREN® Gel were complete as of December 31, 2016.
The operating results of VOLTAREN® Gel under business combination accounting are included in the accompanying Consolidated Statements of Operations for the year ended December 31, 2017 and for the six months ended December 31, 2016. The results included in the accompanying Consolidated Statements of Operations for the year ended December 31, 2015 and for the six months ended June 30, 2016, were accounted for under the previous license and supply agreement, which was not treated as a business combination.
Pro forma results of operations have not been presented because the effect of the 2015 VOLTAREN® Gel Agreement was not material.